SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 27 — SEGMENT REPORTING

	Business Segments
	2023
		North America	South America	Special Steel	Eliminations and
	Brazil Operation	Operation	Operation	Operation	Adjustments	Consolidated
Net sales	26,830,683	26,857,690	5,118,150	11,385,130	(1,275,206)	68,916,447
Cost of sales	(24,172,216)	(21,062,243)	(4,014,010)	(9,687,587)	1,352,064	(57,583,992)
Gross profit	2,658,467	5,795,447	1,104,140	1,697,543	76,858	11,332,455
Selling, general and administrative expenses	(868,530)	(629,852)	(137,203)	(281,302)	(290,749)	(2,207,636)
Other operating income (expenses)	(50,664)	(12,863)	34,604	(26,398)	566,351	511,030
Impairment of financial assets	(10,044)	(641)	(1,007)	(990)	1,954	(10,728)
Equity in earnings of unconsolidated companies	—	591,354	230,176	10,582	(4,506)	827,606
Operational income before financial income (expenses) and taxes	1,729,229	5,743,445	1,230,710	1,399,435	349,908	10,452,727
Financial result, net	(531,412)	173,862	(722,790)	(294,454)	268,672	(1,106,122)
Income (Loss) before taxes	1,197,817	5,917,307	507,920	1,104,981	618,580	9,346,605
Income and social contribution taxes	(293,344)	(1,243,406)	(170,516)	(262,627)	160,271	(1,809,622)
Net income (Loss)	904,473	4,673,901	337,404	842,354	778,851	7,536,983

Supplemental information:
Net sales between segments	940,632	152,186	45	134,453	47,890	1,275,206
Depreciation/amortization	1,695,487	620,934	195,030	482,144	53,617	3,047,212

Investments in associates and joint ventures	—	2,766,406	—	268,522	823,521	3,858,449
Total assets	23,788,261	22,589,796	4,428,996	11,885,419	12,192,672	74,885,144
Total liabilities	8,849,071	3,064,061	1,373,802	2,881,499	9,477,848	25,646,281

	Business Segments
	2022
		North America	South America	Special Steel	Eliminations and
	Brazil Operation	Operation	Operation	Operation	Adjustments	Consolidated
Net sales	32,971,136	31,098,937	7,179,691	13,626,418	(2,463,972)	82,412,210
Cost of sales	(27,083,063)	(22,694,132)	(5,532,144)	(11,185,898)	2,834,081	(63,661,156)
Gross profit	5,888,073	8,404,805	1,647,547	2,440,520	370,109	18,751,054
Selling, general and administrative expenses	(819,806)	(628,881)	(154,782)	(266,148)	(318,001)	(2,187,618)
Other operating income (expenses)	31,212	(14,902)	8,291	12,854	(1,184)	36,271
Impairment of financial assets	946	(3,219)	(81)	2,953	(680)	(81)
Equity in earnings of unconsolidated companies	—	884,437	277,108	9,243	(18,961)	1,151,827
Operational income before financial income (expenses) and taxes	5,100,425	8,642,240	1,778,083	2,199,422	31,283	17,751,453
Financial result, net	(669,951)	72,145	(819,625)	(270,552)	(204,443)	(1,892,426)
Income (Loss) before taxes	4,430,474	8,714,385	958,458	1,928,870	(173,160)	15,859,027
Income and social contribution taxes	(1,105,203)	(1,848,548)	(295,603)	(483,480)	(646,641)	(4,379,475)
Net income (Loss)	3,325,271	6,865,837	662,855	1,445,390	(819,801)	11,479,552

Supplemental information:
Net sales between segments	1,023,664	92,927	8,797	136,719	1,201,865	2,463,972
Depreciation/amortization	1,459,472	612,784	232,010	554,707	7,726	2,866,699

Investments in associates and joint ventures	—	2,428,237	1,060,770	256,813	150,698	3,896,518
Total assets	25,664,151	21,767,488	7,488,279	13,193,959	5,684,775	73,798,652
Total liabilities	8,801,615	3,843,178	2,668,313	2,601,359	9,585,994	27,500,459

	Business Segments
	2021
		North America	South America	Special Steel	Eliminations and
	Brazil Operation	Operation	Operation	Operation	Adjustments	Consolidated
Net sales	34,757,720	27,838,000	6,856,766	10,980,191	(2,087,596)	78,345,081
Cost of sales	(22,496,140)	(22,416,578)	(5,332,853)	(9,427,221)	2,145,071	(57,527,721)
Gross profit	12,261,580	5,421,422	1,523,913	1,552,970	57,475	20,817,360
Selling, general and administrative expenses	(781,942)	(639,370)	(157,912)	(233,348)	(293,379)	(2,105,951)
Other operating income (expenses)	137,649	42,141	27,514	71,287	241,140	519,731
Eletrobras compulsory loan recovery	—	—	—	—	1,391,280	1,391,280
Results in operations with subsidiary and joint ventures (note 3.4)	—	—	—	—	(162,913)	(162,913)
Impairment of financial assets	7,823	(7,668)	(1,073)	1,275	—	357
Equity in earnings of unconsolidated companies	—	279,948	268,291	28,831	(13,912)	563,158
Operational income before financial income (expenses) and taxes	11,625,110	5,096,473	1,660,733	1,421,015	1,219,691	21,023,022
Financial result, net	(538,341)	(156,437)	(314,473)	(238,249)	497,046	(750,454)
Income (Loss) before taxes	11,086,769	4,940,036	1,346,260	1,182,766	1,716,737	20,272,568
Income and social contribution taxes	(2,769,495)	(1,092,146)	(377,286)	(287,292)	(187,411)	(4,713,630)
Net income (Loss)	8,317,274	3,847,890	968,974	895,474	1,529,326	15,558,938

Supplemental information:
Net sales between segments	1,186,719	70,904	16,297	74,714	738,962	2,087,596
Depreciation/amortization	1,323,598	627,483	213,001	487,114	7,365	2,658,561

Investments in associates and joint ventures	—	1,871,274	1,071,333	251,668	146,500	3,340,775
Total assets	24,835,717	22,096,314	7,113,706	13,658,147	6,110,729	73,814,613
Total liabilities	8,105,443	4,603,424	2,376,176	2,801,071	13,112,850	30,998,964

The main products sold in each segment are:

Brazil Operations: rebar, bars, shapes, drawn products, billets, blooms, slabs, wire rod, structural shapes and iron ore.

North America Operations: rebar, bars, wire rod, light and heavy structural shapes.

South America Operations: rebar, bars and drawn products.

Special Steel Operations: stainless steel, round, square and flat bars, wire rod.

The column of eliminations and adjustments includes the elimination of sales and intercompany loans between segments in the context of the Consolidated Financial Statements. This column also includes amounts that are not part of operational results of a specific segment, such as Results in operations with subsidiary and joint ventures, Eletrobras compulsory loan recovery, Selling, general and administrative expenses of corporate employees and the related income tax effects of these amounts, among others.

The Company’s geographic information with revenues classified according to the geographical region where the products were shipped is as follows:

				Geographic Area
	Brazil	Latin America (1)	North America (2)	Consolidated
	2023	2023	2023	2023
Net sales	27,734,290	8,003,111	33,179,046	68,916,447
Total assets	32,811,578	7,386,237	34,687,329	74,885,144

				Geographic Area
	Brazil	Latin America (1)	North America (2)	Consolidated
	2022	2022	2022	2022
Net sales	36,416,581	8,294,142	37,701,487	82,412,210
Total assets	31,628,514	9,895,251	32,274,887	73,798,652

				Geographic Area
	Brazil	Latin America (1)	North America (2)	Consolidated
	2021	2021	2021	2021
Net sales	37,733,918	8,567,310	32,043,853	78,345,081
Total assets	31,740,469	8,959,237	33,114,907	73,814,613
(1)	Does not include operations of Brazil
(2)	Does not include operations of Mexico

IFRS Accounting Standards requires the Company to disclose revenues from external customers for each product and service, or each group of similar products and services, unless the necessary information is not available and the cost to develop it would be excessive. Management does not consider this information useful for its decision-making process, because it would aggregate sales in different markets and in different currencies, subject to the effects of changes in exchange rates. Furthermore, the trends of steel consumption and the price dynamics of each product or group of products in different countries and different markets within these countries are poorly correlated and, as a result, the information would not be useful and would not serve to reach any conclusions about historical trends. Considering this scenario and considering that the information of revenue from external customers by product and service is not maintained by the Company on a consolidated basis and the cost to obtain this information would be excessive compared to the benefits of the information, the Company does not present revenue by product and service.